Costs of services and general and administrative costs - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment	£ 0	£ 116
Restructuring and transformation costs	83	40
Elevate 24
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs	59
Historical restructuring programs
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs	£ 24	£ 40